Related-party Transactions- Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related-party Transactions
Key management Personnel Compensation Director	$ 150	$ 150	$ 150